Accrued Liabilities and Other Payables (Tables)	6 Months Ended
Jun. 30, 2025
Accrued Liabilities and Other Payables [Abstract]
Schedule of Accrued Liabilities and Other Payables

As of June 30, 2025 and December 31, 2024, accrued liabilities and other payables consisted of the following:

	As of June 30, 2025	As of December 31, 2024
Payroll payables	$1,192	$1,165
Other payables	794	776
	$1,986	$1,941